Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 85	$ 93
Estimated annual amortization expense, 2021	79
Estimated annual amortization expense, 2022	68
Estimated annual amortization expense, 2023	55
Estimated annual amortization expense, 2024	47
Estimated annual amortization expense, 2025	$ 44